Operating Segments	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Operating Segments

Note 20: Operating Segments
Our management reporting is organized into four reportable operating segments: Consumer Banking and Lending; Commercial Banking; Corporate and Investment Banking; and Wealth and Investment Management. All other business activities that are not included in the reportable operating segments have been included in Corporate. We define our reportable operating segments by type of product and customer segment, and their results are based on our management reporting process. The management reporting process measures the performance of the reportable operating segments based on the Company’s management structure, and the results are regularly reviewed with our Chief Executive Officer and relevant senior management. The management reporting process is based on U.S. GAAP and includes specific adjustments, such as funds transfer pricing for asset/liability management, shared revenue and expenses, and taxable-equivalent adjustments to consistently reflect income from taxable and tax-exempt sources, which allows management to assess performance consistently across the operating segments.

Consumer Banking and Lending offers diversified financial products and services for consumers and small businesses with annual sales generally up to $10 million. These financial products and services include checking and savings accounts, credit and debit cards as well as home, auto, personal, and small business lending.

Commercial Banking provides financial solutions to private, family owned and certain public companies. Products and services include banking and credit products across multiple industry sectors and municipalities, secured lending and lease products, and treasury management.

Corporate and Investment Banking delivers a suite of capital markets, banking, and financial products and services to corporate, commercial real estate, government and institutional clients globally. Products and services include corporate banking, investment banking, treasury management, commercial real estate lending and servicing, equity and fixed income solutions as well as sales, trading, and research capabilities.

Wealth and Investment Management provides personalized wealth management, brokerage, financial planning, lending, private banking, trust and fiduciary products and services to affluent, high-net worth and ultra-high-net worth clients. We operate through financial advisors in our brokerage and wealth offices, consumer bank branches, independent offices, and digitally through WellsTrade® and Intuitive Investor®.
Corporate includes corporate treasury and enterprise functions, net of allocations (including funds transfer pricing, capital, liquidity and certain expenses), in support of the reportable operating segments, as well as our investment portfolio and venture capital and private equity investments. Corporate also includes certain lines of business that management has determined are no longer consistent with the long-term strategic goals of the Company as well as results for previously divested businesses. In third quarter 2023, we sold investments in certain private equity funds, which had a minimal impact to net income.

Basis of Presentation
FUNDS TRANSFER PRICING Corporate treasury manages a funds transfer pricing methodology that considers interest rate risk, liquidity risk, and other product characteristics. Operating segments pay a funding charge for their assets and receive a funding credit for their deposits, both of which are included in net interest income. The net impact of the funding charges or credits is recognized in corporate treasury.

REVENUE AND EXPENSE SHARING When lines of business jointly serve customers, the line of business that is responsible for providing the product or service recognizes revenue or expense with a referral fee paid or an allocation of cost to the other line of business based on established internal revenue-sharing agreements.
When a line of business uses a service provided by another line of business or enterprise function (included in Corporate), expense is generally allocated based on the cost and use of the service provided. We periodically assess and update our revenue and expense allocation methodologies.

TAXABLE-EQUIVALENT ADJUSTMENTS Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
Table 20.1 presents our results by operating segment.
Table 20.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate (1)	Reconciling Items (2)	Consolidated Company
Year ended December 31, 2023
Net interest income (3)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
Provision for credit losses	3,299	75	2,007	6	12	—	5,399
Noninterest expense	24,024	6,555	8,618	12,064	4,301	—	55,562
Income (loss) before income tax expense (benefit)	10,596	6,819	8,566	2,621	(4,770)	(2,196)	21,636
Income tax expense (benefit)	2,657	1,704	2,140	657	(2,355)	(2,196)	2,607
Net income (loss) before noncontrolling interests	7,939	5,115	6,426	1,964	(2,415)	—	19,029
Less: Net income (loss) from noncontrolling interests	—	11	—	—	(124)	—	(113)
Net income (loss)	$7,939	5,104	6,426	1,964	(2,291)	—	19,142
Year ended December 31, 2022
Net interest income (3)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income	8,766	3,631	6,509	10,895	1,192	(1,575)	29,418
Total revenue	35,810	10,920	15,242	14,822	(415)	(2,011)	74,368
Provision for credit losses	2,276	(534)	(185)	(25)	2	—	1,534
Noninterest expense	26,277	6,058	7,560	11,613	5,697	—	57,205
Income (loss) before income tax expense (benefit)	7,257	5,396	7,867	3,234	(6,114)	(2,011)	15,629
Income tax expense (benefit)	1,816	1,366	1,989	812	(1,721)	(2,011)	2,251
Net income (loss) before noncontrolling interests	5,441	4,030	5,878	2,422	(4,393)	—	13,378
Less: Net income (loss) from noncontrolling interests	—	12	—	—	(311)	—	(299)
Net income (loss)	$5,441	4,018	5,878	2,422	(4,082)	—	13,677
Year ended December 31, 2021
Net interest income (3)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income	12,070	3,589	6,429	11,776	10,710	(1,187)	43,387
Total revenue	34,877	8,549	13,839	14,346	9,169	(1,614)	79,166
Provision for credit losses	(1,178)	(1,500)	(1,439)	(95)	57	—	(4,155)
Noninterest expense	24,648	5,862	7,200	11,734	4,314	—	53,758
Income (loss) before income tax expense (benefit)	11,407	4,187	8,078	2,707	4,798	(1,614)	29,563
Income tax expense (benefit)	2,852	1,045	2,019	680	782	(1,614)	5,764
Net income before noncontrolling interests	8,555	3,142	6,059	2,027	4,016	—	23,799
Less: Net income (loss) from noncontrolling interests	—	8	(3)	—	1,685	—	1,690
Net income	$8,555	3,134	6,062	2,027	2,331	—	22,109
Year ended December 31, 2023
Loans (average)	$335,920	224,102	291,975	82,755	9,164	—	943,916
Assets (average)	377,434	245,520	553,722	89,797	619,002	—	1,885,475
Deposits (average)	811,091	165,235	162,062	112,069	95,825	—	1,346,282

Loans (period-end)	332,867	224,774	287,432	82,555	9,054	—	936,682
Assets (period-end)	375,484	245,568	547,203	90,138	674,075	—	1,932,468
Deposits (period-end)	782,309	162,526	185,142	103,902	124,294	—	1,358,173
Year ended December 31, 2022
Loans (average)	$332,433	206,032	296,984	85,228	9,143	—	929,820
Assets (average)	379,213	227,935	557,396	91,748	638,011	—	1,894,303
Deposits (average)	883,130	186,079	161,720	164,883	28,457	—	1,424,269

Loans (period-end)	340,529	223,529	298,377	84,273	9,163	—	955,871
Assets (period-end)	387,710	250,198	550,177	91,717	601,218	—	1,881,020
Deposits (period-end)	859,695	173,942	157,217	138,760	54,371	—	1,383,985
(1)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(3)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets